Investment Portfolioas of September 30, 2024 (Unaudited)
DWS RREEF Global Real Estate Securities Fund
	Shares	Value ($)

Common Stocks 97.8%
Australia 4.9%
Goodman Group	144,890	3,720,440
GPT Group	120,561	416,084
Mirvac Group	669,677	998,229
NEXTDC Ltd.*	43,207	525,427
Region RE Ltd.	336,188	533,541
Scentre Group	582,619	1,475,103
Stockland	135,833	492,746
(Cost $6,449,056)		8,161,570
Belgium 0.4%
Aedifica SA	6,637	465,542
VGP NV	1,740	177,883
(Cost $621,236)		643,425
Canada 2.0%
Boardwalk Real Estate Investment Trust	31,178	1,974,718
Chartwell Retirement Residences (Units) (a)	89,617	1,032,373
First Capital Real Estate Investment Trust	5,629	78,039
InterRent Real Estate Investment Trust (a)	33,926	318,578
(Cost $2,650,947)		3,403,708
France 2.9%
Covivio SA	14,922	907,436
ICADE	7,915	233,969
Klepierre SA	69,231	2,264,684
Unibail-Rodamco-Westfield*	15,464	1,353,137
(Cost $3,686,660)		4,759,226
Germany 2.5%
Sirius Real Estate Ltd. (REIT)	210,975	276,110
Vonovia SE	105,227	3,842,394
(Cost $2,683,796)		4,118,504
Hong Kong 3.1%
CK Asset Holdings Ltd.	84,320	367,143
ESR Group Ltd. 144A	978,000	1,551,759
Hongkong Land Holdings Ltd.	57,900	212,046
Link REIT	198,319	988,034
Sun Hung Kai Properties Ltd.	92,500	1,005,752
Wharf Real Estate Investment Co., Ltd.	298,000	1,042,200
(Cost $4,297,362)		5,166,934
Japan 8.6%
Activia Properties, Inc.	379	861,847
Daiwa House REIT Investment Corp.	193	316,686
Industrial & Infrastructure Fund Investment Corp.	1,750	1,458,582

Japan Metropolitan Fund Invest	2,275	1,531,939
Japan Real Estate Investment Corp. (REIT)	48	190,926
KDX Realty Investment Corp.	1,488	1,565,875
Keihanshin Building Co., Ltd. (a)	84,700	949,154
Mitsubishi Estate Co., Ltd.	194,400	3,066,918
Mitsui Fudosan Co., Ltd.	144,800	1,355,237
Mori Trust Reit, Inc.	3,044	1,381,677
Nippon Prologis REIT, Inc.	547	939,498
Sumitomo Realty & Development Co., Ltd.	20,000	671,818
(Cost $13,323,405)		14,290,157
Netherlands 0.3%
CTP NV 144A (Cost $416,202)	30,063	549,771
Singapore 2.5%
CapitaLand Ascendas REIT	739,200	1,641,771
CapitaLand Integrated Commercial Trust	796,906	1,311,534
Digital Core REIT Management Pte Ltd.	671,800	413,971
Keppel DC REIT	313,300	529,597
Mapletree Industrial Trust	131,700	249,220
(Cost $3,751,919)		4,146,093
Spain 0.6%
Merlin Properties Socimi SA (Cost $709,626)	74,315	939,213
Sweden 2.0%
Castellum AB*	104,314	1,528,755
Fastighets AB Balder "B"*	196,022	1,722,138
(Cost $2,326,827)		3,250,893
Switzerland 0.5%
PSP Swiss Property AG (Registered) (Cost $702,298)	6,250	915,893
United Kingdom 5.1%
Big Yellow Group PLC	35,681	605,822
British Land Co. PLC	267,057	1,553,301
Grainger PLC	284,334	933,535
Life Science Reit PLC	383,889	200,665
LondonMetric Property PLC (REIT)	415,012	1,138,292
Segro PLC	154,087	1,801,847
Shaftesbury Capital PLC	278,121	547,996
The PRS REIT PLC	257,271	353,824
Tritax EuroBox PLC 144A	315,480	297,755
Tritax EuroBox PLC 144A	4,198	3,974
UNITE Group PLC	86,718	1,092,680
(Cost $6,385,793)		8,529,691
United States 62.4%
Agree Realty Corp. (REIT)	48,457	3,650,266
American Healthcare REIT, Inc.	78,761	2,055,662
American Homes 4 Rent "A", (REIT)	23,043	884,621
Americold Realty Trust, Inc. (REIT)	45,139	1,276,080
AvalonBay Communities, Inc. (REIT)	27,906	6,285,826
Brixmor Property Group, Inc. (REIT)	97,135	2,706,181
CareTrust REIT, Inc.	70,098	2,163,224
CubeSmart (REIT)	91,284	4,913,818
Digital Realty Trust, Inc. (REIT)	12,127	1,962,512

EastGroup Properties, Inc. (REIT)	14,315	2,674,328
Equinix, Inc. (REIT)	11,066	9,822,514
Equity LifeStyle Properties, Inc. (REIT)	37,813	2,697,579
Essential Properties Realty Trust, Inc. (REIT)	106,901	3,650,669
Essex Property Trust, Inc. (REIT)	14,009	4,138,539
Federal Realty Investment Trust (REIT)	27,893	3,206,858
First Industrial Realty Trust, Inc. (REIT)	31,094	1,740,642
Healthpeak Properties, Inc. (REIT)	115,312	2,637,185
Independence Realty Trust, Inc. (REIT)	41,018	840,869
Iron Mountain, Inc. (REIT)	43,032	5,113,493
Lineage, Inc. (REIT)	6,129	480,391
NETSTREIT Corp. (REIT) (a)	66,083	1,092,352
NexPoint Residential Trust, Inc. (REIT)	9,644	424,432
Prologis, Inc. (REIT)	66,406	8,385,750
Public Storage (REIT)	11,946	4,346,791
Realty Income Corp. (REIT)	66,123	4,193,521
Ryman Hospitality Properties, Inc. (REIT)	13,277	1,423,825
Simon Property Group, Inc. (REIT)	36,412	6,154,356
SL Green Realty Corp. (REIT)	37,813	2,632,163
STAG Industrial, Inc. (REIT)	37,119	1,450,982
Ventas, Inc. (REIT)	56,577	3,628,283
Vornado Realty Trust (REIT)	4,539	178,837
Welltower, Inc. (REIT)	54,959	7,036,401
(Cost $70,630,385)		103,848,950
Total Common Stocks (Cost $118,635,512)		162,724,028

Securities Lending Collateral 1.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.82% (b) (c) (Cost $2,533,470)	2,533,470	2,533,470

Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 4.93% (b) (Cost $1,684,508)	1,684,508	1,684,508

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $122,853,490)	100.3	166,942,006
Other Assets and Liabilities, Net	(0.3)	(575,732)
Net Assets	100.0	166,366,274
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2024 are as follows:
Value ($) at 12/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2024	Value ($) at 9/30/2024
Securities Lending Collateral 1.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.82% (b) (c)
1,948,800	584,670 (d)	—	—	—	7,596	—	2,533,470	2,533,470
Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 4.93% (b)
466,900	24,878,569	23,660,961	—	—	44,166	—	1,684,508	1,684,508
2,415,700	25,463,239	23,660,961	—	—	51,762	—	4,217,978	4,217,978

Portfolio holdings in real estate entities outside the United States are generally organized as either corporations, trusts or partnerships subject to the tax laws of their country of domicile.
*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2024 amounted to $2,421,758, which is 1.5% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2024.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust
At September 30, 2024 the DWS RREEF Global Real Estate Securities Fund had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Net Assets)
Retail REITs	31,087,541	19%
Specialized REITs	27,708,518	17%
Industrial REITs	25,819,531	16%
Real Estate Management & Development	20,470,235	12%
Residential REITs	19,011,666	12%
Health Care REITs	18,186,962	11%
Diversified REITs	14,456,024	9%
Office REITs	3,001,926	2%
Hotel & Resort REITs	1,423,825	1%
Health Care Providers & Services	1,032,373	1%
IT Services	525,427	0%
Total	162,724,028	100%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$8,161,570	$—	$8,161,570
Belgium	—	643,425	—	643,425
Canada	3,403,708	—	—	3,403,708
France	—	4,759,226	—	4,759,226
Germany	—	4,118,504	—	4,118,504
Hong Kong	—	5,166,934	—	5,166,934
Japan	—	14,290,157	—	14,290,157
Netherlands	—	549,771	—	549,771
Singapore	—	4,146,093	—	4,146,093
Spain	—	939,213	—	939,213
Sweden	—	3,250,893	—	3,250,893
Switzerland	—	915,893	—	915,893
United Kingdom	—	8,529,691	—	8,529,691
United States	103,848,950	—	—	103,848,950
Short-Term Investments (a)	4,217,978	—	—	4,217,978
Total	$111,470,636	$55,471,370	$—	$166,942,006

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DRGRESF-PH3
R-080548-2 (1/25)